Capital Stock (Tables)	12 Months Ended
Jan. 31, 2019
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Summary of Changes in Capital Stock Issued and Outstanding

The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2017	32,696,914	$296.6
Issued upon exercise of stock options	460,449	13.7
Issued in exchange of multiple voting shares	16,070,872	1.3
Repurchased under the SIB	(8,599,508)	(67.6)
Repurchased under the NCIB	(2,320,900)	(14.3)
Balance as at January 31, 2018	38,307,827	229.7
Issued upon exercise of stock options	264,478	9.4
Issued in exchange of multiple voting shares	8,851,088	0.7
Repurchased under the NCIB	(4,383,370)	(26.4)
Balance as at January 31, 2019	43,040,023	$213.4

Multiple voting shares
Balance as at February 1, 2017	79,023,344	$6.4
Exchanged for subordinate voting shares	(16,070,872)	(1.3)
Balance as at January 31, 2018	62,952,472	$5.1
Exchanged for subordinate voting shares	(8,851,088)	(0.7)
Balance as at January 31, 2019	54,101,384	$4.4

Total outstanding as at January 31, 2019	97,141,407	$217.8